PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset	Office equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2022	6,016	48,092	6,837	88,164	5,476	7,547	16,812	178,944
Additions	—	210	353	454	298	645	1,593	3,553
Disposals	—	—	—	(3,783)	(304)	(457)	(5)	(4,549)
Transfer	—	4,038	1,280	10,637	—	200	(16,155)	—
Exchange differences	(296)	(1,753)	(272)	(4,158)	(160)	(535)	(840)	(8,014)
At December 31, 2022	5,720	50,587	8,198	91,314	5,310	7,400	1,405	169,934
Additions	—	—	473	521	307	314	3,034	4,649
Disposals	—	—	(65)	(2,369)	(467)	(230)	—	(3,131)
Transfer	—	—	16	1,256	19	12	(1,620)	(317)
Exchange differences	67	437	45	781	51	(32)	20	1,369
At December 31, 2023	5,787	51,024	8,667	91,503	5,220	7,464	2,839	172,504

Depreciation/Impairment
At January 1, 2022	—	(36,008)	(4,831)	(73,924)	(3,675)	(6,087)	—	(124,525)
Depreciation charge for the year	—	(1,069)	(438)	(2,434)	(435)	(556)	—	(4,932)
Impairment	—	—	—	—	—	—	—	—
Disposals	—	—	—	3,783	242	452	—	4,477
Transfer	—	—	—	—	—	—	—	—
Exchange differences	—	1,482	194	3,557	88	438	—	5,759
At December 31, 2022	—	(35,595)	(5,075)	(69,018)	(3,780)	(5,753)	—	(119,221)
Depreciation charge for the year	—	(1,084)	(496)	(2,692)	(379)	(548)	—	(5,199)
Impairment	—	—	—	—	—	—	—	—
Disposals	—	—	65	2,310	399	228	—	3,002
Transfer	—	—	—	—	(19)	—	—	(19)
Exchange differences	—	(355)	(33)	(717)	(43)	22	—	(1,126)
At December 31, 2023	—	(37,034)	(5,539)	(70,117)	(3,822)	(6,051)	—	(122,563)

Net book value
At December 31, 2023	5,787	13,990	3,128	21,386	1,398	1,413	2,839	49,941
At December 31, 2022	5,720	14,992	3,123	22,296	1,530	1,647	1,405	50,713
At January 1, 2022	6,016	12,084	2,006	14,240	1,801	1,460	16,812	54,419